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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2005
                                                    ---------------------------

Check here if Amendment           / /;               Amendment Number:
                                                                       --------

This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Riverside Advisors, LLC
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Address:      4401 Northside Parkway, Suite 390
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              Atlanta, Georgia  30327
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Form 13F File Number:   28-10856
                        --------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:           Kyle Tomlin
                     ----------------------------------------------------------
         Title:          Manager
                     ----------------------------------------------------------
         Phone:          (404)  949-3101
                     ----------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle Tomlin                 Atlanta, Georgia              07/11/05
----------------------------    ---------------------------    ----------------
       [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

       NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   NONE
                                                ------------------------

Form 13F Information Table Entry Total:              120
                                                ------------------------

Form 13F Information Table Value Total:         $   185,318
                                                 -----------------------
                                                        (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                                      FORM 13F INFORMATION TABLE

                                                                                                                   Voting Authority
                                    Title                                                                         ------------------
                                     of                   Value     SHRs or            Put   Investment  Other
      Name of Issuer                Class   CUSIP       (x$1000)   PRN Amount  SH/PRN /Call  Discretion Managers  Sole  Shared  None
      --------------                -----   -----        --------  ----------  ------ -----  ---------- --------  ----  ------  ----
ABERCROMBIE & FITCH CO.              COM     002896207      550       8,000     SH               SOLE                 550
ABLE LABORATORIES INC                COM     00371N407      210      60,400     SH               SOLE                 210
ADEZA BIOMEDICAL CORPORATION         COM     006864102      560      33,000     SH               SOLE                 560
AEROPASTALE, INC.                    COM     007865108      689      20,500     SH               SOLE                 689
AFFYMETRIX INC                       COM     00826T108      631      11,700     SH               SOLE                 631
AGRIUM INC                           COM     008916108      602      30,700     SH               SOLE                 602
AMERICAN EAGLE OUTFITTERS INC        COM     02553E106      524      17,100     SH               SOLE                 524
ANTEON INTERNATIONAL CORP            COM     03674E108      725      15,900     SH               SOLE                 725
ARTHROCARE CORP                      COM     043136100    1,848      52,900     SH               SOLE               1,848
ASTA FUNDING INC                     COM     046220109      569      20,500     SH               SOLE                 569
BEAZER HOMES USA INC                 COM     07556Q105    4,309      75,400     SH               SOLE               4,309
BIOSITE INC                          COM     090945106      599      10,900     SH               SOLE                 599
BLUEGREEN CORPORATION                COM     096231105      481      27,600     SH               SOLE                 481
BUILDING MATERIAL HOLDING CORPCMN    COM     120113105      603       8,700     SH               SOLE                 603
CAL DIVE INTERNATIONAL INC           COM     127914110    2,870      54,800     SH               SOLE               2,870
CARBO CERAMICS INC                   COM     140781105    3,000      38,000     SH               SOLE               3,000
CAREER EDUCATION CORPORATION         COM     141665109    5,125     140,000     SH               SOLE               5,125
CELGENE CORP                         COM     151020104    2,039      50,000     SH               SOLE               2,039
CENTRAL EURO MEDIA ENTER             COM     G20045202    1,635      33,800     SH               SOLE               1,635
CERNER CORP                          COM     156782104    2,141      31,500     SH               SOLE               2,141
CHINA LIFE INSURANCE CO LTD          COM     16939P106    1,057      38,700     SH               SOLE               1,057
CHINA YUCHAI INTL LTD                COM     G21082105    2,304     189,800     SH               SOLE               2,304
COGENT INC                           COM     19239Y108      674      23,600     SH               SOLE                 674
COGNIZANT TECHNOLOGY SOLUTIONS CORP  COM     192446102    2,564      54,400     SH               SOLE               2,564
COMMUNITY HEALTH SYS INC             COM     203668108      525      13,900     SH               SOLE                 525
COMPANHIA VALE                       COM     204412209    2,820      96,300     SH               SOLE               2,820
CORNING INC                          COM     219350105    2,082     125,300     SH               SOLE               2,082
COVENTRY HEALTH CARE INC             COM     222862104      630       8,900     SH               SOLE                 630
CRYOLIFE INC                         COM     228903100      629      81,000     SH               SOLE                 629
CRYPTOLOGIC INC                      COM     228906103      549      18,300     SH               SOLE                 549
CTRIP.COM INTERNATIONAL LTD          COM     22943F100      605      11,900     SH               SOLE                 605
CUTERA INC                           COM     232109108      625      36,000     SH               SOLE                 625
DAWSON GEOPHYSICAL CO.               COM     239359102      551      25,900     SH               SOLE                 551
DENDRITE INTERNATIONAL               COM     248239105      571      41,400     SH               SOLE                 571
DESIGN WITHIN REACH                  COM     250557105      668      36,900     SH               SOLE                 668
DOW CHEMICAL CO                      COM     260543103      517      11,600     SH               SOLE                 517
DR HORTON INC                        COM     23331A109    4,790     127,366     SH               SOLE               4,790
EATON CORP                           COM     278058102      509       8,500     SH               SOLE                 509
ELKCORP                              COM     287456107      228       8,000     SH               SOLE                 228
ENDURANCE SPACIALITY                 COM     G30397106    2,099      55,500     SH               SOLE               2,099
ESSEX CORP                           COM     296744105      625      27,300     SH               SOLE                 625
EXPRESS SCRIPTS COMMON               COM     302182100    2,069      41,400     SH               SOLE               2,069
FOREST LABORATORIES INC.             COM     345838106      556      14,300     SH               SOLE                 556
FOSSIL INC                           COM     349882100    1,657      73,000     SH               SOLE               1,657
GENERAL MOTORS CORP                  COM     370442105    3,468     102,000     SH               SOLE               3,468
GUESS INC                            COM     401617105      574      34,600     SH               SOLE                 574
HEADWATERS INC.                      COM     42210P102    2,097      61,000     SH               SOLE               2,097
HELEN OF TROY LTD                    COM     G4388N106      484      19,000     SH               SOLE                 484
HOUSEVALUES INC                      COM     44183Y102      745      41,200     SH               SOLE                 745
HOVNANIAN ENTERPRISES INC CL A       COM     442487203    6,403      98,200     SH               SOLE               6,403
IMERGENT INC                         COM     45247Q100      546      51,500     SH               SOLE                 546
ITT EDUCATIONAL SERVICES INC         COM     45068B109    2,826      52,900     SH               SOLE               2,826
J2 GLOBAL COMM                       COM     46626E205    1,960      56,900     SH               SOLE               1,960
JABIL CIRCUIT INC                    COM     466313103    2,096      68,200     SH               SOLE               2,096
JAKKS PACIFIC INC                    COM     47012E106      601      31,300     SH               SOLE                 601
JOS A BANK CLOTHIERS INC             COM      4.81E+08      598      13,800     SH               SOLE                 598
JP MORGAN CHASE & CO                 COM     46625H100    3,073      87,000     SH               SOLE               3,073
KANBAY INTERNATIONAL                 COM     48369P207      612      26,500     SH               SOLE                 612
KB HOME                              COM     48666K109    8,904     116,800     SH               SOLE               8,904
KCS ENERGY INC                       COM     482434206      643      37,000     SH               SOLE                 643
KOMAG INCORPORATION                  COM     500453204      681      24,000     SH               SOLE                 681
KOS PHARMACEUTICALS INC              COM     500648100      721      11,000     SH               SOLE                 721
LENNAR CORPORATION                   COM     526057104    2,773      43,700     SH               SOLE               2,773
LINCOLN ELECTRIC HOLDINGS INC        COM     533900106      597      18,000     SH               SOLE                 597
LOEWS CORPORATION                    COM     548661107      533      16,000     SH               SOLE                 533
LONE STAR TECHNOLOGIES INC           COM     542312103    2,675      58,800     SH               SOLE               2,675
LUFKIN INDS INC                      COM     549764108      900      25,000     SH               SOLE                 900
LYONDELL CHEMICAL COMPANY            COM     552078107      579      21,900     SH               SOLE                 579
M D C HLDGS INC                      COM     552676108    7,207      87,620     SH               SOLE               7,207
MARVELL TECHNOLOGY GROUP LTD         COM     G5876H105    2,483      65,300     SH               SOLE               2,483
MERCK & CO INC                       COM     589331107    2,772      90,000     SH               SOLE               2,772
MERCURY INTERACTIVE CORP             COM     589405109    2,309      60,200     SH               SOLE               2,309
MERITAGE HOMES CORPORATION           COM     59001A102      580       7,300     SH               SOLE                 580
METALS USA INC NEW                   COM     591324207    1,619      85,100     SH               SOLE               1,619
MOBILE TELESYS                       COM     607409109    2,867      85,200     SH               SOLE               2,867
MTC TECHNOLOGIES INC                 COM     55377A106      637      17,300     SH               SOLE                 637
NASH FINCH CO                        COM     631158102      610      16,600     SH               SOLE                 610
NEATEASE.COM                         COM     64110W102    3,118      54,600     SH               SOLE               3,118
NETWORK APPLIANCE INC                COM     64120L104      628      22,200     SH               SOLE                 628
NVIDIA CORP                          COM     67066G104    1,889      70,700     SH               SOLE               1,889
O2MICRO INTERNATIONAL LIMITED        COM     G6797E106      594      42,400     SH               SOLE                 594
OMI CORP                             COM     Y6476W104      625      32,900     SH               SOLE                 625
OPEN JT STK CO-VIMPEL COMMUN         COM     68370R109    2,882      84,700     SH               SOLE               2,882
OPEN TEXT CORP                       COM     683715106      467      33,000     SH               SOLE                 467
PACIFICARE HEALTH SYSTEMS INC        COM     695112102      636       8,900     SH               SOLE                 636
PANERA BREAD COMPANY                 COM     69840W108      559       9,000     SH               SOLE                 559
PEABODY ENERGY CORP                  COM     045491104    2,082      40,000     SH               SOLE               2,082
PEOPLE SUPPORT, INC.                 COM     712714302      556      61,000     SH               SOLE                 556
PETMED EXPRESS COM                   COM     716382106    2,287     296,600     SH               SOLE               2,287
PF CHANG'S CHINA BISTRO              COM     693334108      607      10,300     SH               SOLE                 607
PFIZER INC                           COM     717081103    3,061     111,000     SH               SOLE               3,061
PHILADELPHIA CONSOLIDATED            COM     717528103      619       7,300     SH               SOLE                 619
PROVIDENCE SERVICE CORPORATION       COM     743815102      601      24,200     SH               SOLE                 601
PRUDENTIAL FINANCIAL INC             COM     744320102      696      10,600     SH               SOLE                 696
PULTE HOMES INC                      COM     745867101    2,721      32,300     SH               SOLE               2,721
QUANEX CORP                          COM     747620102      615      11,600     SH               SOLE                 615
QUEST DIAGONOSTICS INC               COM     74834L100      336       6,300     SH               SOLE                 336
QUIKSILVER INC                       COM     74838C106      578      36,200     SH               SOLE                 578
REEBOK INTERNATIONAL LTD             COM     758110100      565      13,500     SH               SOLE                 565
RYLAND GROUP INC                     COM     783764103      668       8,800     SH               SOLE                 668
SILICON LABORATORIES INC.            COM     826919102      511      19,500     SH               SOLE                 511
SINA.COM                             COM     G81477104    1,526      54,700     SH               SOLE               1,526
STANDARD PACIFIC CORP                COM     85375C101    2,700      30,700     SH               SOLE               2,700
SYNAPTICS, INC                       COM     87157D109      656      30,700     SH               SOLE                 656
SYNERON MEDICAL LTD                  COM     M87245102      673      18,400     SH               SOLE                 673
TEVA PHARMECEUTICAL                  COM     881624209    1,900      61,000     SH               SOLE               1,900
TIMKEN CO                            COM     887389104      501      21,700     SH               SOLE                 501
TOLL BROTHERS INC                    COM     889478103    6,692      65,900     SH               SOLE               6,692
TXU CORP                             COM     873168108    3,764      45,300     SH               SOLE               3,764
UNITEDHEALTH GROUP INC               COM     91324P102      626      12,000     SH               SOLE                 626
URBAN OUTFITTERS INC                 COM     917047102      527       9,300     SH               SOLE                 527
VENTIV HEALTH INC                    COM     922793104      492      25,500     SH               SOLE                 492
VERIZON COMMUNICATIONS               COM     92343V104    2,902      84,000     SH               SOLE               2,902
WEBMD CORPORATION                    COM     94769M105    2,090     203,500     SH               SOLE               2,090
WELL POINT INC                       COM     94973V107    2,040      29,300     SH               SOLE               2,040
WESTERN DIGITAL CORP                 COM     958102105      585      43,600     SH               SOLE                 585
XTO ENERGY CORP                      COM     98385X106    2,124      62,500     SH               SOLE               2,124
XTO ENERGY CORP                      COM     98385X107      649      19,100     SH               SOLE                 649
YAHOO! INC                           COM     984332106      651      18,800     SH               SOLE                 651
YELLOW ROADWAY CORPORATION           COM     985577105      533      10,500     SH               SOLE                 533


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